Business Combination	9 Months Ended
Sep. 30, 2021
Mcap Acquisition Corp [Member]
Business Combination
Note 10—Business Combination
On July 27, 2021, MCAP Acquisition Corporation (“MCAP”), GRNT Merger Sub 1 LLC, a Delaware limited liability company (“Merger Sub 1”), GRNT Merger Sub 2 LLC, a Delaware limited liability company (“Merger Sub 2”), GRNT Merger Sub 3 LLC, a Delaware limited liability company (“Merger Sub 3”), GRNT Merger Sub 4 LLC, a Delaware limited liability company (“Merger Sub 4” and together with Merger Sub 1, Merger Sub 2 and Merger Sub 3, the “Merger Sub Entities”), H.I.G. Growth – AdTheorent Intermediate, LLC, a Delaware limited liability company (the “Blocker”), H.I.G. Growth – AdTheorent, LLC, a Delaware limited liability company (the “Blocker Member”), and AdTheorent Holding Company, LLC, a Delaware limited liability company (the “AdTheorent”), entered into a business combination agreement (the “Business Combination Agreement”) pursuant to which, among other things, the AdTheorent will merge with and into Merger Sub 4 and become a wholly owned subsidiary of MCAP. The terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Mergers and the other transactions.